100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

February 2, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:                         The Arbitrage Funds (the “Registrant”)

(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 37 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 40 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission (the “Staff”).  Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing.  No fees are required in connection with this filing.

The Division of Investment Management recently issued an IM Guidance Update which encouraged funds to request selective review of an appendix containing sales load variation disclosure for intermediaries (the “Guidance Update”).(1)  Pursuant to the Guidance Update, the Registrant notes that: (i) the disclosure in the Amendment has not been reviewed by the Staff in another context; (ii) the Amendment is similar to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001104659-16-147153); (iii) the only material changes are the addition of an appendix entitled “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” (the “Appendix”), cross-references to the Appendix on pages 2, 9, 17, 25, 46, 51 and 62 of the Prospectus and page 52 of the SAI and updated disclosure concerning the contingent deferred sales charge on purchases of Class A Shares of The Arbitrage Fund by certain investors who may purchase such shares without a front-end sales charge; and (iv) the Registrant believes that the Appendix warrants particular attention from the Staff.  In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Registrant is requesting selective review of the changes only.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company

(1)  See IM Guidance Update, No. 2016-06 (Dec. 2016).